Deferred Revenue (Details) - Schedule of Deferred Revenue - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Deferred Revenue	$ 125,359	$ 85,359
Reconciliation of the written down values at the beginning and end of the current and previous financial year are set out below:
Opening balance	85,359	119,765
Payments received in advance	40,000	45,437
Transfer to revenue - performance obligations satisfied during the year		(79,843)
Closing balance	$ 125,359	$ 85,359